Acquisition (Details) - USD ($)	May 23, 2017	Jul. 25, 2016
Acquisitions [Abstract]
Cash	$ 10,889	$ 109,710
Accounts receivable	91,810	494,591
Inventories		2,566,117
Other current assets	77,095	370,905
Property and equipment	31,967	227,840
Goodwill	7,954,260	15,479,662
Intangible assets	5,245,400	8,604,567
Assets acquired	13,411,421	27,853,392
Accounts payable	165,650	507,857
Accrued liabilities	964,463	208,747
Customer deposits	286,948
Deferred taxes	1,797,476
Liabilities assumed	3,214,537	716,604
Net assets acquired	$ 10,196,884	$ 27,136,788